LoanID	Date of 1st Collection Comments	Date of Last Collection Comments	Final Current Event Level	Current Exceptions	Collection Comments
800001	11/1/2012	10/31/2013	1		It appears the loan will perform. The loan is currently due for 12/01/13; last payment was received on 11/08/13. There is no evidence of delinquency during the review period.
800005	3/1/2013	2/6/2014	1		It appears the loan will perform. The loan is due for 03/01/2014; most recent payment received on 01/27/2014. There is no evidence of delinquency during the review period.
800006	3/1/2013	2/6/2014	1		It appears that the loan will perform. The loan is due for 3/1/2014 with last payment received on 1/29/2014. There is no evidence of delinquency.
800008	3/1/2013	2/6/2014	1		It appears that the loan will perform. The loan is due for 02/01/2014; most recent payment was received on 01/03/2014. There is no evidence of delinquency.
800009	3/1/2013	2/6/2014	1		It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment received was on 01/06/2014. There is no evidence of delinquency.
800010	3/1/2013	2/12/2014	2	[2] Current Bankruptcy
It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 01/08/2014.  The reason for delinquency was cited as curtailment of income. A loan modification was approved on 09/XX/2013 which advanced the due date to 12/01/2013 and extended the term to 360 months. The borrower has maintained current payments since that time. The loan was previously in foreclosure which was closed and billed upon modification.  The file was referred to the attorney on 06/XX/2013. The borrower filed for chapter 13 bankruptcy (case# XX) prior to the review period. A Motion for Relief was filed and granted on 08/XX/2013; however, there is no evidence of dismiss/discharge or bankruptcy case being closed.

800014	3/1/2013	2/12/2014	1
It appears that the loan will perform. The loan is due for 2/01/2014; the most recent payment received was on 1/31/2014. Reason for delinquency is unknown. There have been no loss mitigation efforts actively being pursued by the borrower during the review period.

800015	3/1/2013	2/12/2014	2	[2] Currently Delinquent Mortgage
It appears that the loan may perform with intervention. The loan is next due for 01/01/2014; most recent payment was received on 01/24/2014. The reason for delinquency is unknown. No loss mitigation efforts are evident within the review period. Property reported occupied unknown per notes dated 10/15/2013.

800016	3/1/2013	2/12/2014	1
It appears that the loan will perform. The loan is due for 02/01/2014; the last payment received was 01/13/2014. Reason for delinquency is unknown. The borrower was able to cure the prior delinquencies on the account without loss mitigation assistance.

800018	3/1/2013	2/12/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan will perform with intervention.  The loan is next due for 01/01/2014; most recent payment received was on 11/26/2013.  Reason for default is unknown.  The account was previously modified outside the review period which the borrower re-defaulted on.  No further loss mitigation efforts were evident.

800019	3/1/2013	2/12/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan will perform with intervention. The loan is due for 12/01/2013; the last payment received was 11/19/2013. Reason for delinquency is unemployment. There have been no loss mitigation attempts due to the contact 02/11/2014 where the homeowner stated they would bring the loan current.

800021	3/1/2013	2/12/2014	1
It appears the loan will perform. The loan is currently due for 02/01/2014; last payment was received on 01/27/2014. Reason for default is loss of income. The borrower was able to bring their account current without loss mitigation assistance on 12/30/2013; the borrower's payment history reflects no further evidence of delinquency. The Servicer granted the borrower a permanent loan modification which the borrower re-defaulted on prior to the review period.

800023	3/1/2013	2/12/2014	3	[3] Currently Delinquent Mortgage
It appears that this loan may perform with intervention. The account is due for 01/01/2014; the most recent payment was received on 01/06/2014. The reason for default is unknown. There has been no contact with the borrower during the review period; therefore, loss mitigation options remain unexplored.

800024	3/1/2013	2/13/2014	1
It appears this loan will perform.  The loan is due for 03/01/2014; most recent payment received on 02/12/2014.  There is no evidence of delinquency.  Comments cite borrower filed a chapter 7 bankruptcy (case number XX) that was discharged without reaffirmation on 03/XX/2010.  Comment dated 05/19/2013 cites a disaster area; however there was no further information.  An updated property value was not provided.

800027	3/1/2013	2/12/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan may perform with intervention. The loan is due for 01/01/2014; the last payment received was on 12/31/2014. The reason for default is unknown. The account is in collection. No loss mitigation efforts are evident.

800031	3/1/2013	2/14/2014	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
It appears that the loan will perform. The loan is due for 2/1/2014 with the most recent payment received on 1/31/2014. There is evidence of delinquency during the review period; account has been current since 5/21/2013. The reason for default was cited as curtailment of income. Commentary indicates the borrower filed chapter 7 Bankruptcy, however; no additional information was provided. There is no current loss mitigation activity; commentary on 5/23/2013 indicated the loan was approved for a modification effective on 7/XX/2013. Comments on 12/31/2013 indicated dispute research was completed in regards to the loan being reported in Bankruptcy; it was determined that the loan was listed on the creditors and not reaffirmed. The last communication with the borrower was on 2/14/2014. No skip trace activities performed during the review period.

800032	3/1/2013	2/13/2014	1
It appears that the loan will perform. The loan is next due for 02/01/2014; the most recent payment received was on 02/07/2014. The reason for default is cited as excessive obligations. The borrower was able to cure the prior delinquency on the account without assistance. The commentary dated 12/10/2014 indicates the loan did not qualify for a repayment plan. The commentary indicates that the primary borrower is deceased. A value is not indicates in the review period. There are no indications of damage, tax, or title issues in the commentary provided.

800033	3/1/2013	2/13/2014	1
It appears that the loan will perform.  The loan is next due for 02/01/2014; the most recent payment received was on 01/16/2014.  The reason for default is cited as curtailment of income.  The borrower was able to cure the prior delinquencies without assistance.  Comments dated 09/06/2013 reported the loan has lender placed hazard insurance.  There are no current loss mitigation activities being pursued.  Borrower has been in consistent contact with the servicer.  There are no indications of damage, tax or title issues in the commentary provided.

800036	3/1/2013	2/13/2014	1
It appears the loan will perform. The loan is currently due for 02/01/14; last payment was received on 01/17/14. Reason for default is unknown. The borrower was able to bring the account current without loss mitigation assistance on 10/11/13; the borrower's payment history reflects no further evidence of delinquency. The borrower has not requested any loss mitigation assistance and there are no workout plans currently in process.

800037	3/1/2013	2/13/2014	1
It appears that the loan will perform. The loan is due for 02/01/2014; the last payment received was 01/06/2014. Reason for delinquency is unknown. The loan was delinquent until a modification was completed 11/XX/2013 to bring the loan current.

800038	3/1/2013	2/14/2014	1
It appears that this loan may perform. The loan is due for 03/01/2014 with the last payment received on 02/03/2014. The reason for default is cited as overextension. There is no indication of any specific loss mitigation or modification efforts. There is no reference to any tax, title or lien issues.

800040	3/1/2013	2/13/2014	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
It appears that the loan will perform. The loan is due for 3/1/2014 with the most recent payment received on 2/10/2014. There is evidence of delinquency during the review period; account has been current since 4/5/2013. The reason for default was cited as curtailment of income. There is no current loss mitigation activity; commentary on 4/8/2013 indicated the loan was approved for a modification effective on 8/XX/2013. Commentary on 8/30/2013 indicated the borrower received an insurance claim check in the amount of $8236.03 for water damage sustained to property. There is no indication that the repairs have been completed. The last communication with the borrower was on 2/6/2014. No skip trace activities performed during the review period.

800041	3/1/2013	2/13/2014	1
It appears the loan will perform. The loan is currently due for 02/01/14; the last payment was received on 01/08/14. The reason for default is unknown. The borrower was able to bring their account current without loss mitigation assistance on 01/08/14; the borrower's payment history reflects no further evidence of delinquency. The Servicer has been unable to establish contact with the borrower during the review period. The collection notes indicate the subject loan was previously granted a loan modification which the borrower re-defaulted on prior to the review period.

800042	3/1/2013	2/13/2014	1
It appears that the loan will perform. The loan is due for 03/01/14; most recent payment was received on 02/10/14.  Reason for default is unknown. The borrower was able to cure the delinquency without assistance. There has been no contact between the borrower and servicer within the review period. Skip tracing efforts are evident.

800045	3/1/2012	2/26/2014	1
It appears that the loan will perform. The loan is next due for 03/01/2014; the most recent payment received was on 02/13/2014. The reason for default is unknown. The borrower was able to cure the prior delinquency on the account without assistance and the loan has remained in good standings since.

800048	5/1/2012	4/30/2014	1
It appears that the loan will perform.  The loan is next due for 05/01/2014; most recent payment received was on 04/30/2014.  Reason for default was cited as curtailment of income.  The borrower brought the account current 04/30/2013 and has since kept in good standing.  Skip tracing efforts have been completed.

800049	5/1/2012	4/30/2014	1
It appears that the loan will perform.  The loan is due for 05/01/2014; most recent payment received was 04/25/2014.  The reason for default is cited as excessive obligations.  The loan was referred to foreclosure prior to the review period. The foreclosure proceedings were placed on hold due to loss mitigation efforts. The foreclosure was closed and billed on 07/XX/2012 due to an approved modification. The borrower requested a modification after completing the payments required on a "stipulation to modification" with the prior servicer. This was completed on 07/XX/2012. The loan was also modified on 01/XX/2011.

800050	5/1/2012	4/30/2014	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [1] Verbal Dispute - Servicer responded and appears issue is closed
It appears that the loan will perform. The loan is due for 05/01/2014; the last payment was received on 04/15/2014. The reason for default is unknown. Delinquency was cured in January of 2013; and the account has remained current since. Foreclosure proceedings were closed and billed on 12/XX/2012 as the loan was modified. A cease and desist letter was received on 06/21/2012; and the borrower was represented by legal counsel. After a review of the account on 02/25/2013, it appears the cease and desist coding was removed on 04/02/2013. Commentary on 02/25/2014 reflects that the borrower had an undisclosed credit bureau issue. The credit reporting resumed on 02/25/2014; no further details noted. A property inspection was completed on 03/30/2013; reported as owner occupied with no damages.

800051	5/1/2012	4/30/2014	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party
It appears this loan will perform.  The loan is due for 06/01/2014; most recent payment received on 04/30/2014.  Reason for delinquency is unknown.  Borrower authorized third party (XX) from the law offices of XX; attorney XX.  Authorization and cease and desist was received on 07/19/2013.  Borrower is interested in a modification and contact with XX on 07/22/2013 is an inquiry of what documents are required.  Financial workout package was received on 08/07/2013.  A request for the modification agreement to be sent to the attorney office via email (XX) was received on 08/19/2013.  Modification was approved on 08/XX/2013 with a trial payment period.  The trial was to begin on 10/01/2013 and end on 12/01/2013.  The trial payment agreement was sent to attorneys' office on 08/31/2013.  Upon successful completion of the trial period the final modification documents were sent out on 01/02/2014.  The signed agreement was received from the borrower on 01/17/2014 and modification executed on 01/XX/2014.  Borrower contact on 04/01/2014 cites the inquiry to remove the cease and desist and was advised that it needed to be in writing; as of this review the request was not evident.   Welcome letter was mailed on 07/15/2013 and debt validation on 07/19/2013.  An updated property value was not provided.

800052	5/1/2012	4/30/2014	1		It appears that this loan will perform. The loan is due for 05/01/2014 and the last payment was made on 04/11/2014. There is no evidence of delinquency in the review period.
800069	6/1/2012	5/8/2014	1
It appears the loan will perform. The loan is next due for 05/01/2014; last payment was received on 04/28/2014. Reason for default is excessive obligations. The borrower was able to bring their account current without loss mitigation assistance on 04/28/2013; the borrower's payment history reflects no further evidence of delinquency.

800077	6/1/2012	5/12/2014	1
It appears the loan will perform. The loan is next due for 06/01/2014; last payment was received on 05/05/2014. Reason for default is loss of income. The Servicer granted the borrower a HAMP loan modification on 08/XX/2012; the borrower's payment history reflects no further evidence of delinquency. The subject loan was referred to the foreclosure attorney prior to the review period; the subject loan was reinstated and foreclosure proceedings were closed and billed on 08/XX/2012.

800078	6/1/2012	5/12/2014	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
It appears that the loan will perform. The loan is next due for 05/01/2014; the most recent payment received was on 04/11/2014. There is no evidence of a delinquency during the review period. The commentary reflects that the borrower disputed the new payment amount; however, the dispute was resolved with an explanation that additional funds will remain in escrow in the case of a shortage. A value is not indicated in the review period. There are no indications of damage, tax, or title issues in the commentary provided.

800080	4/1/2012	3/10/2014	1		It appears the loan will perform. The loan is currently due for 04/01/2014; last payment was received on 03/05/2014. There is no evidence of delinquency during the review period.
800081	4/1/2012	3/10/2014	1		It appears the loan will perform. The loan is currently due for 04/01/2014; last payment was received on 03/04/2014. There is no evidence of delinquency during the review period.
800082	4/1/2012	3/10/2014	1		It appears the loan will perform. The loan is currently due for 04/01/2014; last payment was received on 03/02/2014. There is no evidence of delinquency during the review period.
800083	4/1/2012	3/10/2014	1
It appears that the loan will perform. The loan is next due for 4/01/2014; the most recent payment received was on 3/02/2014. There is no evidence of a delinquency during the review period. Commentary on 4/13/2013 reflects that the subject property was in the area of super storm Sandy, there was no mention of any damages.

800084	4/1/2012	3/10/2014	1		It appears that this loan will perform. The account is due for 04/01/2014; the most recent payment was received on 02/25/2014. There was no evidence of delinquency.
800085	4/1/2012	3/10/2014	1		It appears the loan will perform. The loan is due for 04/01/2014; most recent payment was received on 03/02/2014. There is no evidence of delinquency during the review period.
800086	5/1/2012	4/1/2014	1		It appears that the loan will perform. The loan is due for 04/01/14; most recent payment received was on 03/12/14. There is no evidence of delinquency within the review period.
800087	5/1/2012	4/1/2014	3	[3] Currently Delinquent Mortgage
It appears this loan will perform with intervention.  The loan is due for 03/01/2014; most recent payment received on 03/28/2014.  Reason for delinquency is excessive obligations.   Comment dated 06/28/2012 cites the borrower is disabled. Borrower was approved for the HAMP UP forbearance with the signed agreement being received on 05/01/2012.  Borrower submitted a financial workout package for modification review and acknowledgement was sent on 08/06/2012.  The HAMP modification was approved on 10/XX/2012.  The trial payment period began on 12/01/2012 through 02/28/2013.  Upon successful completion of the trial period the signed final modification documents were received on 02/XX/2013.  Borrower defaulted under the modification on 06/01/2013.  Borrower declined a short sale or deed in lieu on 03/27/2014.  Comment dated 02/25/2014 cites that the borrower is working with Hardest Hit Funds (HHF).  As of 03/27/2014 HHF was request was denied. An equity analysis was completed on 10/11/2012.

800088	5/1/2012	4/1/2014	1	[1] Written Dispute - Servicer responded within 60 days and no father communication from mortgagor
It appears that the loan will perform. The loan is next due for 04/01/2014; the most recent payment received was on 03/11/2014. There is no evidence of delinquency. The commentary reflects that the borrower's payment application dispute was resolved 03/19/2014.

800091	5/1/2012	4/1/2014	1
It appears that the loan will perform. The loan is next due for 04/01/2014; the most recent payment received was on 03/17/2014. There is no evidence of delinquency during the review period. Comments indicate the subject loan was modified under HAMP prior to the review period.

800092	5/1/2012	4/1/2014	1
It appears the loan will perform. The loan is next due for 04/01/2014; last payment was received on 03/12/2014. Reason for default is loss of income. On 01/XX/2013, the Servicer granted the borrower a HAMP modification; the loan went back into delinquency on 05/01/2013. On 02/28/2014, the borrower was granted assistance under the XX Hardest Hit Fund and the funds required to reinstate the loan was applied to the account; the borrower's payment history reflects no further evidence of delinquency. The subject loan was referred to the foreclosure attorney on 10/XX/2013; the subject loan was reinstated and foreclosure proceedings were closed and billed on 03/XX/2014.

800093	5/1/2012	4/1/2014	1
It appears that the loan will perform.  The loan is due for 04/01/2014 and the last payment made was on 03/14/2014.  Collection comments cited the reason for default as unemployment.  The loan is current with no evidence of delinquency since being modified.  The loan was referred to foreclosure prior to available commentary however foreclosure proceedings were terminated due to the loan being modified.  The loan was last modified on 10/XX/2012 bringing the account current and due for 11/01/2012.

800100	7/1/2012	6/23/2014	1		It appears the loan will perform. The loan is due for 07/01/2014; last payment was received on 06/03/2014. No evidence of delinquency was reported.
800101	7/1/2012	6/23/2014	1		It appears that the loan will perform. The loan is next due for 07/01/2014; most recent payment received was on 05/30/2014. There is no evidence of delinquency.
800102	7/1/2012	6/23/2014	1		It appears the loan will perform. The loan is due for 07/01/2014; last payment was received on 05/29/2014. There is no evidence of delinquency.
800103	7/1/2012	6/23/2014	1
It appears that the loan will perform. The loan is due for 8/1/2014 with the most recent payment received on 6/20/2014. There is no evidence of delinquency during the review period. The last communication made with the borrower was on 7/31/203. There were no skip trace activities performed during the review period.

800104	7/1/2012	6/23/2014	1		It appears that the loan will perform. The loan is due for 7/1/2014 with the most recent payment received on 6/1/2014. There is no evidence of delinquency during the review period.
800105	7/1/2012	6/23/2014	1		It appears that the loan will perform. The loan is due for 07/01/2014; the last payment was received on 06/02/2014. There is no evidence of delinquency.
800106	7/1/2012	6/23/2014	1		It appears that the loan will perform. The loan is due for 07/01/2014; the last payment was received on 06/12/2014. There is no evidence of delinquency.
800107	7/1/2012	6/23/2014	1		It appears that the loan may perform. The loan is due for 07/01/2014; the last payment was received on 05/30/2014. There is no evidence of delinquency.
800108	7/1/2012	6/23/2014	1		It appears that the loan may perform. The loan is due for 07/01/2014; the last payment was received on 06/01/2014. There is no evidence of delinquency.
800109	7/1/2012	6/23/2014	1		It appears that this loan will perform. The loan is due for 07/01/2014 and the last payment was made on 06/06/2014. There is no evidence of delinquency.
800110	7/1/2012	6/23/2014	1		It appears that the loan will perform. The loan is next due for 8/1/2014 with most recent payment received 6/20/2014. There is no evidence of delinquency.
800111	7/1/2012	6/23/2014	1		It appears that this loan will perform. The loan is due for 7/1/2014 with last payment received 6/5/2014. There is no evidence of delinquency.
800112	7/1/2012	6/23/2014	1		It appears that the loan will perform. The loan is next due for 07/01/2014 with the most recent payment received on 06/13/2014. There is no evidence of delinquency.
800113	7/1/2012	6/23/2014	1		It appears that the loan will perform. The loan is next due for 07/01/2014; most recent payment was received on 06/01/2014. There is no evidence of delinquency.
800115	7/1/2012	6/23/2014	1		It appears that the loan will perform. The loan is next due for 07/01/2014; most recent payment was received on 06/03/2014. There is no evidence of delinquency.
800116	7/1/2012	6/23/2014	1		It appears that the loan will perform. The loan is next due for 07/01/2014; most recent payment received was on 06/05/2014. There is no evidence of delinquency.
800117	7/1/2012	6/23/2014	1		It appears that the loan will perform. The loan is next due for 07/01/2014; most recent payment was received on 06/06/2014. There is no evidence of delinquency.
800118	7/1/2012	6/23/2014	1		It appears that the loan will perform. The loan is next due for 08/01/2014; most recent payment was received on 06/01/2014. There is no evidence of delinquency.
800119	7/1/2012	6/23/2014	1		It appears that the loan will perform. The loan is next due for 07/01/2014; most recent payment received was on 05/30/2014. There is no evidence of delinquency.
800120	7/1/2012	6/23/2014	1
It appears that the loan will perform.  The loan is next due for 07/01/2014; most recent payment received was on 06/04/2014.  There is no evidence of delinquency.  Commentary dated 09/17/2013 indicated the subject may have been impacted by a FEMA disaster however there were no reported damages to the subject.

800122	7/1/2012	6/23/2014	1		It appears that the loan will perform. The loan is due for 07/01/2014; most recent payment was received on 06/05/2014. There is no evidence of delinquency within the review period.
800123	7/1/2012	6/23/2014	1		It appears that this loan will perform. The loan is due for 7/1/2014 with last payment received 5/27/2014. There is no evidence of delinquency.
800125	7/1/2012	6/23/2014	1		It appears that the loan will perform. The loan is due for 07/01/2014; the most recent payment was received on 05/15/2014. There is no evidence of delinquency.
800126	7/1/2012	6/23/2014	1		It appears that the loan will perform. The loan is due for 07/01/2014; the most recent payment was received on 06/15/2014. There is no evidence of delinquency.
800127	7/1/2012	6/23/2014	1		It appears that the loan may perform. The loan is due for 07/01/2014; the last payment was received on 06/10/2014. There is no evidence of delinquency.
800128	7/1/2012	6/23/2014	1		It appears that the loan may perform. The loan is due for 07/01/2014; the last payment was received on 06/04/2014. There is no evidence of delinquency.
800129	7/1/2012	6/23/2014	1		It appears that the loan may perform. The loan is due for 07/01/2014; the last payment was received on 06/04/2014. There is no evidence of delinquency.
800130	7/1/2012	6/23/2014	1		It appears that the loan will perform. The loan is next due for 07/01/2014; most recent payment was received on 06/01/2014. There is no evidence of delinquency.
800131	7/1/2012	6/23/2014	1		It appears that the loan will perform. The loan is due for 07/01/2014; most recent payment was received on 05/23/2014. There is no evidence of delinquency within the review period.
800132	7/1/2012	6/23/2014	1		It appears that the loan will perform. The loan is due for 07/01/2014; most recent payment was received on 06/02/2014. There is no evidence of delinquency within the review period.
800133	7/1/2012	6/23/2014	1		It appears that this loan will perform. The loan is due for 7/1/2014 with last payment received 6/1/2014. There is no evidence of delinquency.
800134	7/1/2012	6/23/2014	1		It appears that the loan will perform. The loan is due for 07/01/2014; last payment received was on 06/09/2014. There is no evidence of delinquency during the review period.
800135	7/1/2012	6/23/2014	1		It appears that the loan will perform. The loan is due for 08/01/2014, with the last payment received on 06/20/2014. No evidence of delinquency was reported.
800136	7/1/2012	6/23/2014	1		It appears that the loan will perform. The loan is next due for 07/01/2014; the most recent payment received was on 06/11/2014. There is no evidence of delinquency during the review period.
800137	7/1/2012	6/23/2014	1		It appears that the loan will perform. The loan is next due for 07/01/2014; most recent payment received was on 05/22/2014. There is no evidence of delinquency.
800138	7/1/2012	6/23/2014	1		It appears that the loan will perform. The loan is next due for 07/01/2014; most recent payment received was on 06/04/2014. There is no evidence of delinquency.
800139	7/1/2012	6/23/2014	1		It appears that this loan will perform. The loan is due for 07/01/2014 with the last payment received on 06/05/2014. There is no evidence of default.
800140	7/1/2012	6/23/2014	1		It appears that the loan will perform. The loan is due for 08/01/2014; most recent payment was received on 06/16/2014. There is no evidence of delinquency within the review period.
800237	3/1/2012	2/6/2014	1
It appears that the loan will perform. The loan is due for 06/01/2014; the most recent payment was received on 05/15/2014. There is no evidence of delinquency. There is no indication of delinquent taxes or title issues and no reference to property condition.

800469	10/1/2012	9/30/2015	1
It appears that this loan will perform. The loan is next due for 09/01/2015; the last payment was received on 08/30/2015. There were payments returned every month for insufficient funds from 09/17/2014 through 09/17/2015 from the borrower's automatic payments. The reason for default was cited as excessive obligations. The loan is currently due for the September 2015 payment. There was no loss mitigation assistance during the review period. There were no BPO's ordered during the review. There are no indications of damages, tax or title issues in the commentary provided.